Income Taxes (Tables)	12 Months Ended
Mar. 31, 2025
Income Taxes [Abstract]
Schedule of Income Tax Provision (Benefit)

The income tax provision (benefit) consists of the following:

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
Current
Federal	$324,395	$613,217
State	—	—
Deferred
Federal	(37,152)	2,975
State	—	—
Income tax provision	$287,243	$616,192

Schedule of Reconciliation of the Statutory Federal Income Tax Rate to the Company’s Effective Tax Rate

A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For the Year Ended March 31, 2025	For the Year Ended March 31, 2024
U.S. statutory rate	21.0%	21.0%
Change in valuation allowance	51.4%	6.8%
Effective tax rate	72.4%	$27.8%

Schedule of Net Deferred Tax Assets Liabilities

The Company’s net deferred tax assets (liabilities) were as follows as of:

	March 31, 2025	March 31, 2024
Deferred tax assets:
Start-up/organization costs	$575,740	$371,785
Deferred tax liability:
Accrued dividend income	(13,892)	(51,045)
Total deferred tax assets	561,848	320,740
Valuation allowance	(575,740)	(371,785)
Deferred tax liability, net	$(13,892)	$(51,045)